[LOGO OF GREENBERG TRAURIG]

Steven E. Segal
Tel. 303.572.6519
Fax. 720.904.7619
segalst@gtlaw.com


June 1, 2007

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-3628
Attention: Mr. Daniel F. Duchovny

Re:  Pomeroy IT Solutions, Inc.
     Preliminary Proxy Statement on Schedule 14A Filed May 18, 2007 File No. 000-20022


Dear Sir or Madam:


This letter responds to the Staff's comments to our client,   ALBANY
Pomeroy IT Solutions, Inc. (the "Company"), with respect to   AMSTERDAM
the preliminary proxy statement referenced above. Below are   ATLANTA
responses to each comment in the Staff's comment letter. For  BOCA RATON
the convenience of the Staff, each comment is repeated        BOSTON
before the response. We are contemporaneously filing a        CHICAGO
revised preliminary proxy statement reflecting the Staff's    DALLAS AMSTERDAM
comments and our responses set forth below.                   ATLANTA
                                                              DELAWARE
1.   Comment: Please fill in the blanks in your document.     DENVER
                                                              FORT LAUDERDALE
Response: The Company notes the Staff's comment. The Company  HOUSTON
has filled in certain blanks and all remaining blanks will    LAS VEGAS
be completed in the Company's next preliminary proxy          LOS ANGELES
statement or definitive proxy statement.                      MIAMI
                                                              NEW JERSEY
2.   Comment: Please revise the cover page of your proxy      NEW YORK
statement and the form of proxy to clearly identify it as     ORANGE COUNTY, CA
being preliminary. See Rule 14a-6(e)(1) of Regulation 14A.    ORLANDO
                                                              PHILADELPHIA
Response: The cover page of the proxy statement and form of   PHOENIX
proxy have been revised in response to the Staff's comment.   SACRAMENTO
                                                              SILICON VALLEY
3.   Comment: We note that you and D.F. King may employ       TALLAHASSEE
various methods to solicit proxies, including mail,           TAMPA
telephone, telegraph, facsimile, e-mail, in person and in     TOKYO
postings on your web site or otherwise. Be advised that all   TYSONS CORNER
written soliciting materials, including any e-mails or        WASHINGTON,   D.C.
scripts to be used in soliciting proxies over the telephone   WEST PALM BEACH
or any other medium, must be filed under the cover of         ZURICH
Schedule 14A on the date of first use. Refer to Rule          ------------------
14a-6(b) and (c). Please confirm you understanding.           www.gtlaw.com


Greenberg Traurig, LLP | Attorneys at Law | The Tabor Center, 1200 17th Street,
   Suite 2400 | Denver, Colorado 80202 | Tel. 303.572.6500 | Fax 303.572.6540

Response: The Company confirms its understanding that all written soliciting materials must be filed under the cover of Schedule 14A on the date of first use.

4. Comment: Please describe what other methods of soliciting proxies will be used rather than state "otherwise." Also, tell us whether the solicitation of proxies via the Internet will include solicitations via internet chat rooms and tell us which websites you plan to utilize.


Response: The section captioned "Proxy Solicitation and Expenses" of the preliminary proxy statement has been revised in response to the Staff's comment. The Staff is advised supplementally that the Company does not intend to solicit proxies via the Internet.


5. Comment: We note your disclosure that broker non-votes will be counted for quorum purposes. Given that this election is contested, please tell us, with a view toward revised disclosure, your basis for counting broker non-votes towards a quorum in this election.


Response: The section captioned "Proxy Solicitation and Expenses" of the preliminary proxy statement has been revised in response to the Staff's comment.


6. Comment: We note your disclosure that the persons listed in Appendix A "may be deemed" participants. Please refer to the definition of "participant" in Instruction 3 to Item 4 of Schedule 14A and revise your disclosure to remove doubt as to who is or is not a participant in your solicitation. Please make a similar revision in Appendix A.


Response: The section captioned "Proxy Solicitation and Expenses" and Appendix A of the preliminary proxy statement have been revised in response to the Staff's comment.


7. Comment: Each statement or assertion of opinion or belief must be clearly characterized as such, and a reasonable factual basis must exist for each such opinion or belief. Support for opinions or beliefs should be self-evident, disclosed in the proxy statement or provided to the Staff on a supplemental basis. We note, for example, your assertion that the board believes recent results of operations and prospects demonstrate that current management is successfully implementing your strategy and that the board believes a change in the board composition, even of a minority of directors, or in management would be disruptive to your efforts to maximize stockholder value.

Response: The section captioned "Reasons for the Board's Opposition to the Flagg Street Nominees" has been revised in response to the Staff's comment.

8. Comment: You must avoid statements that directly or indirectly impugn the character, integrity, or personal reputation or make charges of illegal or immoral conduct without factual foundation. Note that the factual foundation for such assertions must be reasonable and the factual basis must be disclosed in the document or provided to the Staff on a supplemental basis. Refer to Rule 14a-9. We note your concerns about Flagg Street nominees' lack of experience in and knowledge of the Company's business.

Response: The second bullet point under the section captioned "Reasons for the Board's Opposition to the Flagg Street Nominees" has been revised in response to the Staff's comment.

                             Greenberg Traurig, LLP

9. Comment: Please tell us, with a view toward revised disclosure, what specific SEC regulation requires the execution of a confidentiality agreement, as stated in the fifth bullet point on page 1.

Response: The fifth bullet point under the section captioned "Reasons for the Board's Opposition to the Flagg Street Nominees" has been revised in response to the Staff's comment to clarify that the Company is referring to Regulation FD compliance.

10. Comment: With respect to the fourth and fifth bullet points on page 1, please provide additional background relating to your discussions with Flagg Street and its representatives. We note the description of potential settlement discussions included in Flagg Street's proxy materials.


Response: The section captioned "Reasons for the Board's Opposition to the Flagg Street Nominees" has been expanded in response to the Staff's comment to provide additional background relating to the Company's discussions with Flagg Street. See bullet points five, six, seven and eight.


11. Comment: Please provide support for your statement that Flagg Street could try to generate "potential adverse publicity" about the Company, its board or its management. Refer to Rule 14a-9

Response: Clause (c) of the ninth bullet point has been revised in response to the Staff's comment.

Closing Comments:  The statement requested from the Company is attached hereto.

Please direct any questions or comments to the undersigned. My direct contact information is set forth above.


Sincerely,

/s/ Steven E. Segal

Steven E. Segal

Enclosure

                             Greenberg Traurig, LLP

                           Pomeroy IT Solutions, Inc.
                              1020 Petersburg Road
                             Hebron, Kentucky 41048

June 1, 2007

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-3628
Attention: Mr. Daniel F. Duchovny

Re:  Pomeroy IT Solutions, Inc. (the "Company")
     Preliminary Proxy Statement on Schedule 14A Filed May 18, 2007 File No. 000-20022

Dear Sir or Madame:

As requested by the Staff in connection with its comments to the above-referenced preliminary proxy statement, the Company hereby acknowledges:

     o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

     o Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking an action with respect to the filing; and

     o the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


Sincerely,


       /s/ Kevin Gregory
       -------------------------------------------------
Title: Senior Vice President and Chief Financial Officer



                             Greenberg Traurig, LLP